Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes	$ (27.0)		$ 35.1	$ (38.0)
Income tax (expense)/benefit	78.1		(5.3)	(18.4)
General, administrative and corporate expenses	(494.2)	[1]	(418.0)	(410.9)
Net income/(loss)	51.1		29.8	(56.4)
Net (loss)	51.1		29.8	$ (56.4)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)	70.4		(26.6)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)	(3.9)		(24.8)
Realized losses on sale of securities and cash and cash equivalents	58.9		4.4
Income (loss) from operations before income taxes	55.0		(20.4)
Income tax (expense)/benefit	0.0		0.0
Net (loss)	55.0		(20.4)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	0.0		0.0
General, administrative and corporate expenses	15.4		(6.2)
Net income/(loss)	$ 15.4		$ (6.2)

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2021 — $5.0 million; 2020 — $5.0 million).